EQUITY (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ 6	$ (137)	$ (167)	$ (472)
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(5)		(5)	17
Net other comprehensive income (loss) before tax, currency translation adjustments	1	(137)	(172)	(455)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	0	0	0
Net other comprehensive income (loss) after tax, currency translation adjustment	1	(137)	(172)	(455)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	(13)	(11)	9	(5)
Gains on marketable securities, included in financial expenses - net	(2)		(3)	0
Net other comprehensive income (loss) before tax, available-for-sale-securities	(15)	(11)	6	(5)
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	0	0	0	0
Net other comprehensive income (loss) after tax, available-for-sale-securities	(15)	(11)	6	(5)
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	5	(59)	(7)	7
Loss on derivative financial instruments, included in net revenues	0	5	2	5
Net other comprehensive income (loss) before tax, cash flow hedges	5	(54)	(5)	12
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	5	(54)	(5)	12
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	(7)	5	2
Loss on defined benefit plans, included in various statement of income items	0	1	1	1
Net other comprehensive income (loss) before tax, defined benefit plan	0	6	(6)	(3)
Income tax related to items of other comprehensive income (loss), defined benefit plan	0	(5)	0	(6)
Net other comprehensive income (loss) after tax, defined benefit plan	0	1	(6)	(9)
Total accumulated other comprehensive income (loss)
Other comprehensive income (loss) before reclassifications	(2)	(214)	(160)	(468)
Amounts reclassified from accumulated other comprehensive loss before tax:
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(5)		(5)	17
Gains on marketable securities, included in financial expenses - net	(2)		(3)	0
Loss on derivative financial instruments, included in net revenues	0	5	2	5
Loss on defined benefit plans, included in various statement of income items	0	1	1	1
Amounts reclassified from accumulated other comprehensive loss before tax	(7)	6	(5)	23
Net other comprehensive income (loss) before tax	(9)	(208)	(165)	(445)
Income tax related to items of other comprehensive income (loss)	0	5	0	6
Net other comprehensive income (loss) after tax	$ (9)	$ (203)	$ (165)	$ (439)